Earnings Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE
Basic and diluted earnings per share are calculated by dividing net income attributable to Willis Group Holdings by the average number of shares outstanding during each period. The computation of diluted earnings per share reflects the potential dilution that could occur if dilutive securities and other contracts to issue shares were exercised or converted into shares or resulted in the issuance of shares that then shared in the net income of the Company.
At June 30, 2013, time-based and performance-based options to purchase 8.8 million and 6.0 million shares (June 30, 2012: 8.7 million and 6.9 million), respectively, and 2.4 million restricted stock units (June 30, 2012: 1.2 million) were outstanding.
Basic and diluted earnings per share are as follows:

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(millions, except per share data)
Net income attributable to Willis Group Holdings	$105	$108	$324	$333

Basic average number of shares outstanding	175	173	174	174
Dilutive effect of potentially issuable shares	3	3	3	2
Diluted average number of shares outstanding	178	176	177	176
Basic earnings per share:
Continuing operations	$0.60	$0.62	$1.86	$1.91
Discontinued operations	—	—	—	—
Net income attributable to Willis Group Holdings shareholders	$0.60	$0.62	$1.86	$1.91

Dilutive effect of potentially issuable shares	(0.01)	(0.01)	(0.03)	(0.02)
Diluted earnings per share:
Continuing operations	$0.59	$0.61	$1.83	$1.89
Discontinued operations	—	—	—	—
Net income attributable to Willis Group Holdings shareholders	$0.59	$0.61	$1.83	$1.89

Options to purchase 2.4 million and 5.1 million shares were not included in the computation of the dilutive effect of stock options for the three and six months ended June 30, 2013 respectively because the effect was antidilutive (three and six months ended June 30, 2012: 6.5 million and 6.2 million).

9.	EARNINGS PER SHARE
Basic and diluted earnings per share are calculated by dividing net income attributable to Willis Group Holdings by the average number of shares outstanding during each period. The computation of diluted earnings per share reflects the potential dilution that could occur if dilutive securities and other contracts to issue shares were exercised or converted into shares or resulted in the issue of shares that then shared in the net income of the Company.
In periods where losses are reported the weighted average shares outstanding excludes potentially issuable shares described above, because their inclusion would be antidilutive.
For the year ended December 31, 2012, time-based and performance-based options to purchase 10.2 million and 6.5 million shares (2011: 9.2 million and 7.3 million; 2010: 11.5 million and 9.4 million), respectively, and 2.5 million restricted stock units (2011: 1.2 million; 2010: 1.8 million), were outstanding.
Basic and diluted earnings per share are as follows:

	Years ended December 31,
	2012	2011	2010
	(millions, except per share data)
Net (loss) income attributable to Willis Group Holdings	$(446)	$204	$455
Basic average number of shares outstanding	173	173	170
Dilutive effect of potentially issuable shares	—	3	1
Diluted average number of shares outstanding	173	176	171
Basic earnings per share:
Continuing operations	$(2.58)	$1.17	$2.68
Discontinued operations	—	0.01	—
Net (loss) income attributable to Willis Group Holdings shareholders	$(2.58)	$1.18	$2.68
Dilutive effect of potentially issuable shares	—	(0.02)	(0.02)
Diluted earnings per share:
Continuing operations	$(2.58)	$1.15	$2.66
Discontinued operations	—	0.01	—
Net (loss) income attributable to Willis Group Holdings shareholders	$(2.58)	$1.16	$2.66

Options to purchase 10.0 million shares and 2.5 million restricted stock units for the year ended December 31, 2012 were not included in the computation of the dilutive effect of stock options because the effect was antidilutive (2011: 4.1 million shares; 2010: 13.9 million shares).